OTHER LONG TERM ASSETS - Summary of Other Long Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Other long term assets [Line Items]
Other long term assets	$ 10,681	$ 7,527	$ 9,116
Deferred tax asset	294	343
Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charterhire expenses (straight-lining of lease expense)	3,700	5,200
Other Long Term Assets [Member]
Other long term assets [Line Items]
Other long term assets	1,500	2,000
Prepaid Charter Hire Expenses [Member] | Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charterhire expenses (straight-lining of lease expense)	$ 8,887	$ 5,184